Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Intangible Assets [Line Items]
Carrying amounts	$ 119,108
Amortized on a straight-line basis term		20 years
Carrying amount	119,255	$ 279
Brand Name [Member]
Intangible Assets [Line Items]
Carrying amounts	118,606
Carrying amount	118,753	154
Archived Images [Member]
Intangible Assets [Line Items]
Carrying amounts	502
Carrying amount	502
Developed Technology [Member]
Intangible Assets [Line Items]
Carrying amounts
Amortized on a straight-line basis term	7 years
Carrying amount		125
“L’Officiel” [Member] | Brand Name [Member]
Intangible Assets [Line Items]
Carrying amount	92,670
“L’Officiel” [Member] | Archived Images [Member]
Intangible Assets [Line Items]
Carrying amount	502
The Art Newspaper [Member] | Brand Name [Member]
Intangible Assets [Line Items]
Carrying amount	$ 25,936
Maximum [Member] | “L’Officiel” [Member]
Intangible Assets [Line Items]
Percentage of growth rate	1.60%
Maximum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Percentage of growth rate	1.80%
Minimum [Member] | “L’Officiel” [Member]
Intangible Assets [Line Items]
Percentage of growth rate	2.10%
Minimum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Percentage of growth rate	2.10%
Brand Name [Member]
Intangible Assets [Line Items]
Intangible assets	$ 147	$ 154